Shortfall warrant (Details Narrative) - USD ($)			12 Months Ended
	Feb. 03, 2026	Oct. 22, 2025	Dec. 31, 2025	Jul. 31, 2025
WarrantsLineItem [Line Items]
Termination price of warrants			$ 12,000
Ownership percentage				9.90%
Fair value of warrants		$ 1,009,000	$ 1,009,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,108,070
Additional Paid-in Capital [Member]
WarrantsLineItem [Line Items]
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	$ 84,100
Maximum [Member]
WarrantsLineItem [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 12.00
Minimum [Member]
WarrantsLineItem [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.00
Forward Purchase Agreement [Member]
WarrantsLineItem [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		2,108,070		2,108,070